TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

	Year Ended December 31,
	2023	2022	2021
Deferred tax assets:	USD in thousands
Operating loss carryforward	73,448	68,870	51,683
Deferred taxes due to carryforward losses	16,893	15,840	11,887
Valuation allowance	(16,893)	(15,840)	(11,887)
Net deferred tax asset	—	—	—

SCHEDULE OF EFFECTIVE TAX EXPENSE (BENIFIT)

	Year Ended December 31,
	2023	2022	2021

Loss before taxes on income	18,410	21,676	15,036
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit	4,234	4,985	3,458
Losses for which a valuation allowance was provided or benefit from loss carryforwards and permanent differences	(4,234)	(4,985)	(3,458)

Income tax expense	-	-	-